UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Strategic Credit Fund

(Class I Shares: PSQIX)

(Class A Shares: PSQAX)

SEMI-ANNUAL REPORT

OCTOBER 31, 2018

Palmer Square Strategic Credit Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	20
Supplemental Information	36
Expense Example	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Strategic Credit Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	BANK LOANS – 15.9%
$74,811	Alphabet Holding Co., Inc. 5.802% (US LIBOR+350 basis points), 9/28/2024[1,2,3]	$71,846
125,000	American Airlines, Inc. 4.045% (US LIBOR+175 basis points), 6/27/2025[1,2,3]	122,597
74,812	AssuredPartners, Inc. 5.552% (US LIBOR+325 basis points), 10/22/2024[1,2,3]	74,728
243,153	Axalta Coating Systems U.S. Holdings, Inc. 4.136% (US LIBOR+200 basis points), 6/1/2024[1,2,3]	242,883
59,850	Brightview Landscapes LLC 0.000% (US LIBOR+250 basis points), 8/15/2025[1,2,3]	60,018
75,000	California Resources Corp. 7.037% (US LIBOR+475 basis points), 12/31/2022[1,2,3]	76,312
148,376	CenturyLink, Inc. 5.052% (US LIBOR+275 basis points), 1/31/2025[1,2,3]	146,985
149,621	Clean Harbors, Inc. 4.052% (US LIBOR+175 basis points), 6/30/2024[1,2,3]	150,066
119,813	Covia Holdings Corp. 6.136% (US LIBOR+375 basis points), 6/1/2025[1,2,3,4,5]	100,980
75,000	Cumulus Media New Holdings, Inc. 5.500% (US LIBOR+450 basis points), 5/15/2022[1,3,4,5]	74,204
170,513	Dell International LLC 4.060% (US LIBOR+175 basis points), 9/7/2021[1,3]	170,478
77,093	Ditech Holding Corp. 10.302% (US LIBOR+600 basis points), 6/30/2022[1,3]	71,890
111,962	Helix Gen Funding LLC 6.052% (US LIBOR+375 basis points), 6/3/2024[1,2,3]	105,160
216,467	Hilton Worldwide Finance LLC 4.031% (US LIBOR+200 basis points), 10/25/2023[1,2,3]	216,941
124,060	McAfee LLC 6.795% (US LIBOR+450 basis points), 9/29/2024[1,2,3]	124,625
174,109	Micron Technology, Inc. 4.060% (US LIBOR+175 basis points), 4/26/2022[1,2,3]	174,545
142,545	Murray Energy Corp. 9.777% (US LIBOR+725 basis points), 10/17/2022[1,3]	128,498
149,617	NRG Energy, Inc. 3.943% (US LIBOR+175 basis points), 6/30/2023[1,2,3]	149,252
124,375	U.S. Silica Co. 6.313% (US LIBOR+400 basis points), 5/1/2025[1,3]	113,095
	TOTAL BANK LOANS (Cost $2,402,183)	2,375,103

	BONDS – 63.9%
	ASSET-BACKED SECURITIES – 25.2%
150,000	Ally Auto Receivables Trust Series 2017-3, Class A3, 1.740%, 9/15/2021[2]	148,488

1

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$250,000	Ares XLI CLO Ltd. Series 2016-41A, Class D, 6.636% (LIBOR 3 Month+420 basis points), 1/15/2029[1,2,6]	$253,675
53,345	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[2,6]	53,315
250,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class DR, 9.719% (LIBOR 3 Month+725 basis points), 1/20/2029[1,2,6]	251,125
70,000	BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.070%, 10/20/2020[2]	69,415
52,660	CNH Equipment Trust Series 2018-B, Class A1, 2.470%, 10/15/2019[2]	52,635
150,683	Series 2016-B, Class A3, 1.630%, 8/15/2021[2]	149,490
25,000	Series 2018-A, Class A2, 2.780%, 8/16/2021[2]	24,989
137,972	Series 2014-C, Class A4, 1.650%, 9/15/2021[2]	137,893
27,000	Series 2018-B, Class A2, 2.930%, 12/15/2021[2]	26,972
50,000	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.580% (LIBOR 1 Month+30 basis points), 10/22/2020[1,2,6]	50,081
350,000	Dryden 43 Senior Loan Fund Series 2016-43A, Class ER, 8.569% (LIBOR 3 Month+610 basis points), 7/20/2029[1,2,6]	353,325
52,773	Ford Credit Auto Lease Trust Series 2018-B, Class A1, 2.452%, 10/15/2019[2]	52,757
26,000	Series 2018-B, Class A2B, 2.440% (LIBOR 1 Month+16 basis points), 4/15/2021[1,2]	26,013
13,000	Series 2018-B, Class A2A, 2.930%, 4/15/2021[2]	13,001
91,413	Ford Credit Auto Owner Trust Series 2015-B, Class A4, 1.580%, 8/15/2020[2]	91,138
50,000	Series 2018-B, Class A2A, 2.960%, 9/15/2021[2]	49,985
35,072	GM Financial Automobile Leasing Trust Series 2018-3, Class A1, 2.420%, 9/20/2019[2]	35,054
63,339	Series 2017-3, Class A2A, 1.720%, 1/21/2020[2]	63,131
20,000	Series 2018-3, Class A2B, 2.450% (LIBOR 1 Month+17 basis points), 9/21/2020[1,2]	20,004
13,000	Series 2018-3, Class A2A, 2.890%, 9/21/2020[2]	12,988
250,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 9.069% (LIBOR 3 Month+660 basis points), 10/20/2029[1,2,6]	255,050
	Hyundai Auto Lease Securitization Trust
166,598	Series 2017-A, Class A3, 1.880%, 8/17/2020[2,6]	166,159
7,925	Hyundai Auto Receivables Trust Series 2018-A, Class A1, 2.230%, 4/15/2019[2]	7,925
2

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$250,000	Madison Park Funding XIX Ltd. Series 2015-19A, Class DR, 6.819% (LIBOR 3 Month+435 basis points), 1/22/2028[1,2,6]	$250,200
250,000	Madison Park Funding XXV Ltd. Series 2017-25A, Class D, 8.590% (LIBOR 3 Month+610 basis points), 4/25/2029[1,2,6]	252,000
69,336	MMAF Equipment Finance LLC Series 2017-AA, Class A2, 1.730%, 5/18/2020[2,6]	69,152
76,730	Nissan Auto Receivables Owner Trust Series 2016-A, Class A3, 1.340%, 10/15/2020[2]	76,353
200,000	Series 2017-A, Class A3, 1.740%, 8/16/2021[2]	197,975
150,000	Verizon Owner Trust Series 2017-2A, Class A, 1.920%, 12/20/2021[2,6]	148,106
73,140	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A1, 2.424%, 7/22/2019[2]	73,118
250,000	Voya CLO Ltd. Series 2016-1A, Class DR, 7.719% (LIBOR 3 Month+525 basis points), 1/20/2031[1,2,6]	241,375
32,201	World Omni Automobile Lease Securitization Trust Series 2018-B, Class A1, 2.269%, 9/16/2019[2]	32,185
48,000	Series 2018-B, Class A2B, 2.460% (LIBOR 1 Month+18 basis points), 6/15/2021[1,2]	48,011
	TOTAL ASSET-BACKED SECURITIES (Cost $3,757,341)	3,753,083
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.4%
100,000	FREMF Mortgage Trust Series 2014-K715, Class C, 4.124%, 2/25/2046[2,6,7]	100,701
441,160	JP Morgan Mortgage Trust Series 2016-3, Class 1A1, 3.500%, 10/25/2046[2,6,7]	426,602
286,051	Series 2018-3, Class A3, 3.500%, 9/25/2048[2,6,7]	276,299
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $806,363)	803,602
	CORPORATE – 31.0%
	BASIC MATERIALS – 2.7%
150,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	146,625
150,000	Huntsman International LLC 4.875%, 11/15/2020[2,8]	151,362
75,000	Platform Specialty Products Corp. 6.500%, 2/1/2022[2,6]	76,219
25,000	Rain CII Carbon LLC / CII Carbon Corp. 7.250%, 4/1/2025[2,6]	25,312
		399,518

3

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS – 5.4%
$250,000	AT&T, Inc. 3.086% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	$250,966
50,000	Cincinnati Bell, Inc. 7.000%, 7/15/2024[2,6]	45,250
190,000	Comcast Corp. 2.738% (LIBOR 3 Month+33 basis points), 10/1/2020[1]	190,086
75,000	3.300%, 10/1/2020	75,009
50,000	EIG Investors Corp. 10.875%, 2/1/2024[2]	54,250
75,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	76,179
120,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	119,913
		811,653
	CONSUMER, CYCLICAL – 3.1%
50,000	Dollar Tree, Inc. 3.149% (LIBOR 3 Month+70 basis points), 4/17/2020[1,2]	50,044
110,000	Ford Motor Credit Co. LLC 3.815%, 11/2/2027[2]	94,753
50,000	Golden Nugget, Inc. 8.750%, 10/1/2025[2,6]	51,500
60,000	Hyundai Capital America 3.348% (LIBOR 3 Month+94 basis points), 7/8/2021[1,6]	60,239
60,000	Nissan Motor Acceptance Corp. 2.983% (LIBOR 3 Month+63 basis points), 9/21/2021[1,6]	60,141
45,000	PACCAR Financial Corp. 3.150%, 8/9/2021	44,866
104,000	Starbucks Corp. 2.100%, 2/4/2021[2,8]	101,279
		462,822
	CONSUMER, NON-CYCLICAL – 1.9%
200,000	BAT Capital Corp. 2.764%, 8/15/2022[2,6,8]	191,623
90,000	Halfmoon Parent, Inc. 3.200%, 9/17/2020[6,8]	89,554
		281,177
	ENERGY – 2.6%
100,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/2024[2,8]	98,000
38,000	Denbury Resources, Inc. 9.000%, 5/15/2021[2,6]	39,853

4

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$125,000	Enbridge, Inc. 3.034% (LIBOR 3 Month+70 basis points), 6/15/2020[1,9]	$125,163
100,000	Energy Transfer LP 4.250%, 3/15/2023[2,8]	99,250
10,000	Murray Energy Corp. 11.250%, 4/15/2021[2,6]	6,400
25,000	Pacific Drilling First Lien Escrow Issuer Ltd. 8.375%, 10/1/2023[2,6,9]	25,406
		394,072
	FINANCIAL – 8.9%
200,000	Aircastle Ltd. 5.500%, 2/15/2022[8,9]	207,221
105,000	Citibank N.A. 3.400%, 7/23/2021[2]	104,597
250,000	Goldman Sachs Group, Inc. 3.134% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	251,513
200,000	HCP, Inc. 2.625%, 2/1/2020[2,8]	197,992
200,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[2,8]	198,901
100,000	Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/2021[9]	96,254
275,000	Wells Fargo Bank N.A. 2.746% (LIBOR 3 Month+31 basis points), 1/15/2021[1]	274,502
		1,330,980
	INDUSTRIAL – 2.5%
75,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 3/15/2024[2,6]	78,375
40,000	John Deere Capital Corp. 2.587% (LIBOR 3 Month+26 basis points), 9/10/2021[1]	40,023
250,000	Vulcan Materials Co. 2.934% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	250,253
		368,651
	TECHNOLOGY – 1.8%
75,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[2,6]	78,353
75,000	MagnaChip Semiconductor Corp. 6.625%, 7/15/2021[2]	70,875
50,000	West Corp. 8.500%, 10/15/2025[2,6]	45,375

5

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$75,000	Western Digital Corp. 4.750%, 2/15/2026[2]	$69,375
		263,978
	UTILITIES – 2.1%
75,000	AES Corp. 4.875%, 5/15/2023[2,8]	74,438
20,000	CenterPoint Energy, Inc. 3.600%, 11/1/2021	20,011
40,000	Talen Energy Supply LLC 4.600%, 12/15/2021[2]	37,700
175,000	Vistra Energy Corp. 7.375%, 11/1/2022[2]	182,000
		314,149
	TOTAL CORPORATE (Cost $4,644,938)	4,627,000
	U.S. GOVERNMENT – 2.3%
350,000	United States Treasury Bill 2.488%, 6/20/2019	344,459
	TOTAL U.S. GOVERNMENT (Cost $344,575)	344,459
	TOTAL BONDS (Cost $9,553,217)	9,528,144
	COMMERCIAL PAPER – 11.7%
250,000	Du Pont 2.510%, 12/18/2018	249,141
250,000	Enbridge Energy Partners LP 3.120%, 11/6/2018	249,900
250,000	Energy Transfer LP 2.950%, 11/2/2018	249,962
250,000	General Motors Financial Co, Inc. 2.720%, 12/3/2018	249,351
250,000	NextEra Energy, Inc. 2.570%, 12/5/2018	249,390
250,000	NiSource, Inc. 2.730%, 1/7/2019	248,757
250,000	Smithfield Foods, Inc. 2.870%, 11/26/2018	249,493
	TOTAL COMMERCIAL PAPER (Cost $1,746,072)	1,745,994

6

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 0.0%
	BASIC MATERIALS – 0.0%
540	Covia Holdings Corp.*	$3,121
	TOTAL COMMON STOCKS (Cost $17,234)	3,121

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
250	iShares 7-10 Year Treasury Bond ETF Exercise Price: $103.00, Notional Amount: $2,575,000, Expiration Date: January 18, 2019	6,875
	TOTAL CALL OPTIONS (Cost $8,196)	6,875
	PUT OPTIONS – 0.2%
	EQUITY – 0.2%
120	General Electric Co. Exercise Price: $8.00, Notional Amount: $96,000, Expiration Date: March 15, 2019	3,240
3	Netflix, Inc. Exercise Price: $250.00, Notional Amount: $75,000, Expiration Date: January 18, 2019	2,565
3	Exercise Price: $250.00, Notional Amount: $75,000, Expiration Date: March 15, 2019	3,773
14	Square, Inc. Exercise Price: $50.00, Notional Amount: $70,000, Expiration Date: January 17, 2020	7,070
4	Tesla, Inc. Exercise Price: $150.00, Notional Amount: $60,000, Expiration Date: January 18, 2019	786
150	Washington Prime Group, Inc. Exercise Price: $5.00, Notional Amount: $75,000, Expiration Date: January 18, 2019	2,250
35	Exercise Price: $7.50, Notional Amount: $26,250, Expiration Date: April 18, 2019	6,212
		25,896
	TOTAL PUT OPTIONS (Cost $23,972)	25,896
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $32,168)	32,771

7

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 4.1%
608,343	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.037%[8,10]	$608,343
	TOTAL SHORT-TERM INVESTMENTS (Cost $608,343)	608,343
	TOTAL INVESTMENTS – 95.8% (Cost $14,359,217)	14,293,476
	Other Assets in Excess of Liabilities – 4.2%	619,186
	TOTAL NET ASSETS – 100.0%	$14,912,662

Principal Amount
	SECURITIES SOLD SHORT – (23.6)%
	BONDS – (23.6)%
	CORPORATE – (23.6)%
	BASIC MATERIALS – (1.4)%
$(100,000)	Sherwin-Williams Co. 3.450%, 6/1/2027[2]	(92,632)
(115,000)	Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.000%, 10/1/2026[2,6,9]	(111,837)
		(204,469)
	COMMUNICATIONS – (0.8)%
(75,000)	Cengage Learning, Inc. 9.500%, 6/15/2024[2,6]	(64,781)
(65,000)	Netflix, Inc. 4.875%, 4/15/2028[6]	(59,719)
		(124,500)
	CONSUMER, CYCLICAL – (7.6)%
(135,000)	Diamond Resorts International, Inc. 10.750%, 9/1/2024[2,6]	(132,637)
(100,000)	DR Horton, Inc. 5.750%, 8/15/2023[2]	(105,672)
(100,000)	Kohl's Corp. 4.250%, 7/17/2025[2]	(99,303)
(100,000)	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028[2,9]	(91,945)
(240,000)	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	(224,088)
(250,000)	Tempur Sealy International, Inc. 5.500%, 6/15/2026[2]	(230,000)
(150,000)	United Continental Holdings, Inc. 5.000%, 2/1/2024	(147,750)

8

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$(100,000)	Whirlpool Corp. 3.700%, 5/1/2025	$(95,622)
		(1,127,017)
	CONSUMER, NON-CYCLICAL – (4.0)%
(75,000)	Acadia Healthcare Co., Inc. 5.625%, 2/15/2023[2]	(75,469)
(100,000)	Campbell Soup Co. 4.150%, 3/15/2028[2]	(92,203)
(100,000)	CVS Health Corp. 4.300%, 3/25/2028[2]	(97,730)
(100,000)	General Mills, Inc. 4.200%, 4/17/2028[2]	(96,830)
(150,000)	Hertz Corp. 7.625%, 6/1/2022[2,6]	(144,068)
(100,000)	Kraft Heinz Foods Co. 3.000%, 6/1/2026[2]	(89,409)
		(595,709)
	ENERGY – (1.9)%
(200,000)	Pattern Energy Group, Inc. 5.875%, 2/1/2024[2,6]	(199,000)
(100,000)	PDC Energy, Inc. 5.750%, 5/15/2026[2]	(92,125)
		(291,125)
	FINANCIAL – (1.6)%
(255,000)	Washington Prime Group LP 5.950%, 8/15/2024[2]	(235,643)
	GOVERNMENT – (1.1)%
€(120,000)	Italy Buoni Poliennali Del Tesoro 6.500%, 11/1/2027	(168,960)
	INDUSTRIAL – (4.2)%
$(300,000)	Avnet, Inc. 4.625%, 4/15/2026[2]	(292,319)
(200,000)	General Electric Co. 3.375%, 3/11/2024	(190,883)
(150,000)	Pisces Midco, Inc. 8.000%, 4/15/2026[2,6]	(146,250)
		(629,452)
9

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY – (1.0)%
$(150,000)	NCR Corp. 6.375%, 12/15/2023[2]	$(150,000)
	TOTAL CORPORATE (Proceeds $3,602,249)	(3,526,875)
	TOTAL BONDS (Proceeds $3,602,249)	(3,526,875)
	TOTAL SECURITIES SOLD SHORT (Proceeds $3,602,249)	$(3,526,875)

*	Non-income producing security.
[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,879,057 which represents 32.7% of Net Assets.
[7]	Variable rate security.
[8]	All or a portion of this security is segregated as collateral for securities sold short.
[9]	Foreign security denominated in U.S. Dollars.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

10

Palmer Square Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2018 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Counterparty/Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
American Axle & Manufacturing, Inc.	-	Pay	5%/Quarterly	12/20/23	$150,000	$(15,076)	$3,910	$(11,166)
Ford Motor Co.	-	Pay	5%/Quarterly	12/20/23	225,000	(30,620)	(869)	(31,489)
General Motors Co.	-	Pay	5%/Quarterly	12/20/23	150,000	(25,618)	754	(24,864)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(71,314)	$3,795	$(67,519)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at October 31, 2018.
(b)	If Palmer Square Strategic Credit Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Strategic Credit Fund is receiving a fixed rate, Palmer Square Strategic Credit Fund acts as guarantor of the variable instrument.

See accompanying Notes to Financial Statements.

11

Palmer Square Strategic Credit Fund

SUMMARY OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	15.9%
Bonds
Corporate	31.0%
Asset-Backed Securities	25.2%
Commercial Mortgage-Backed Securities	5.4%
U.S. Government	2.3%
Total Bonds	63.9%
Commercial Paper	11.7%
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Purchased Options Contracts
Put Options	0.2%
Call Options	0.0%
Total Purchased Options Contracts	0.2%
Short-Term Investments	4.1%
Total Investments	95.8%
Other Assets in Excess of Liabilities	4.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

12

Palmer Square Strategic Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $14,327,049)	$14,260,705
Purchased options contracts, at value (cost $32,168)	32,771
Foreign currency, at value (cost $64,096)	63,682
Cash	613,993
Cash held by broker for securities sold short and swap contracts	3,552,684
Segregated cash held by custodian for benefit of brokers for securities sold short and swap contracts	48,040
Receivables:
Investment securities sold	483,052
Fund shares sold	2,435
Unrealized appreciation on open swap contracts	4,664
Dividends and interest	59,665
Due from Advisor	5,881
Prepaid expenses	21,356
Total assets	19,148,928

Liabilities:
Securities sold short, at value (proceeds $3,602,249)	3,526,875
Payables:
Investment securities purchased	464,484
Fund shares redeemed	37,800
Premiums received on open swap contracts	71,313
Unrealized depreciation on open swap contracts	869
Shareholder servicing fees (Note 6)	1,827
Distribution fees (Note 7)	227
Interest on securities sold short	52,098
Fund accounting and administration fees	24,018
Auditing fees	15,885
Transfer agent fees and expenses	7,164
Trustees' deferred compensation (Note 3)	1,424
Custody fees	1,299
Trustees' fees and expenses	936
Chief Compliance Officer fees	850
Accrued other expenses	29,197
Total liabilities	4,236,266

Net Assets	$14,912,662

See accompanying Notes to Financial Statements.

13

Palmer Square Strategic Credit Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of October 31, 2018 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$69,072,777
Total distributable loss	(54,160,115)
Net Assets	$14,912,662

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$14,174,835
Shares of beneficial interest issued and outstanding	1,620,157
Offering and redemption price per share	$8.75

Class A Shares:
Net assets applicable to shares outstanding	$737,827
Shares of beneficial interest issued and outstanding	84,698
Redemption price*	8.71
Maximum sales charge (5.75% of offering price)**	0.53
Maximum offering price to public	$9.24

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

14

Palmer Square Strategic Credit Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2018 (Unaudited)

Investment Income:
Dividends	$128
Interest	354,287
Total investment income	354,415

Expenses:
Advisory fees	79,918
Interest on securities sold short	62,490
Fund accounting and administration fees	52,559
Legal fees	26,427
Registration fees	17,877
Transfer agent fees and expenses	16,215
Auditing fees	15,871
Shareholder servicing fees (Note 6)	7,850
Shareholder reporting fees	5,883
Custody fees	4,502
Miscellaneous	4,025
Trustees' fees and expenses	4,033
Chief Compliance Officer fees	3,376
Distribution fees (Note 7)	1,011
Insurance fees	696
Interest expense	621
Total expenses	303,354
Advisory fees waived	(79,918)
Other expenses absorbed	(43,612)
Fees paid indirectly (Note 3)	(3,492)
Net expenses	176,332
Net investment income	178,083

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(147,511)
Purchased option contracts	(16,940)
Securities sold short	32,237
Swap contracts	366
Swaption contracts	(3,125)
Written option contracts	1,523
Foreign currency transactions	(3,068)
Net realized loss	(136,518)
Net change in unrealized appreciation/depreciation on:
Investments	68,570
Purchased option contracts	6,751
Securities sold short	69,269
Swap contracts	5,382
Written option contracts	(557)
Foreign currency translations	(333)
Net change in unrealized appreciation/depreciation	149,082
Net realized and unrealized gain	12,564

Net Increase in Net Assets from Operations	$190,647

See accompanying Notes to Financial Statements.

15

Palmer Square Strategic Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$178,083	$356,040
Net realized loss on investments, purchased option contracts, securities sold short, futures contracts, written option contracts, swaption contracts, swap contracts, and foreign currency transactions	(136,518)	(870,042)
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, securities sold short, futures contracts, written option contracts, swaption contracts, swap contracts, and foreign currency transactions	149,082	626,655
Net increase in net assets resulting from operations	190,647	112,653

Distributions to Shareholders:
Distributions:[1]
Class I	(98,915)
Class A	(3,599)
Total distributions to shareholders	(102,514)

From net investment income:
Class I		(136,049)
Class A		(5,933)
Total distributions to shareholders		(141,982)

Capital Transactions:
Net proceeds from shares sold:
Class I	273,805	795,187
Class A	77,460	30,000
Reinvestment of distributions:
Class I	78,865	117,755
Class A	3,431	5,796
Cost of shares redeemed:
Class I	(2,154,100)	(16,185,347)
Class A	(662,524)	(1,511,793)
Net decrease in net assets from capital transations	(2,383,063)	(16,748,402)

Total decrease in net assets	(2,294,930)	(16,777,731)

Net Assets:
Beginning of period	17,207,592	33,985,323
End of period[2]	$14,912,662	$17,207,592

Capital Share Transactions:
Shares sold:
Class I	31,441	92,006
Class A	8,941	3,480
Shares reinvested:
Class I	9,107	13,660
Class A	398	675
Shares redeemed:
Class I	(247,368)	(1,870,816)
Class A	(76,491)	(175,158)
Net decrease in capital share transactions	(273,972)	(1,936,153)

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	For the year ended April 30, 2018, net assets included accumulated undistributed net investment income of $44,254. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

16

Palmer Square Strategic Credit Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2018 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$190,647
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(11,554,185)
Sales of long-term portfolio investments	15,480,542
Proceeds from securities sold short	3,856,214
Cover short securities	(2,005,482)
Closed written options	(724)
Purchase of short-term investments, net	(1,624,698)
Return of capital dividends received	1,982
Increase in foreign currency	(63,694)
Increase in investment securities sold receivable	(430,803)
Decrease in dividends and interest receivable	15,739
Decrease in prepaid expenses	6,116
Decrease in due from Advisor	1,437
Decrease in investment securities purchased	(461,104)
Increase in premiums received on open swap contracts	37,385
Increase in dividends and interest on securities sold short	17,351
Decrease in accrued expenses	(18,783)
Net amortization on investments	(1,537)
Net realized loss	133,220
Net change in unrealized appreciation/depreciation	(149,415)
Net cash provided by operating activities	3,430,208
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	348,830
Cost of shares redeemed	(2,800,387)
Dividends paid to shareholders, net of reinvestments	(20,218)
Net cash used for financing activities	(2,471,775)

Net increase in cash	958,433

Cash and cash equivalents:
Beginning cash balance	1,238,943
Beginning cash held at broker	1,869,301
Beginning segregated cash held by custodian	148,040
Total beginning cash and cash equivalents	3,256,284

Ending cash balance	613,993
Ending cash held at broker	3,552,684
Ending segregated cash held by custodian	48,040
Total ending cash and cash equivalents	$4,214,717

Non cash financing activities not included herein consist of $82,296 of reinvested dividends.

See accompanying Notes to Financial Statements.

17

Palmer Square Strategic Credit Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,
	(Unaudited)	2018	2017	2016	2015	2014

Net asset value, beginning of period	$8.70	$8.68	$8.08	$9.91	$10.13	$9.86
Income from Investment Operations:
Net investment income[1]	0.10	0.14	0.16	0.46	0.34	0.24
Net realized and unrealized gain (loss)	0.01	(0.07)	1.07	(1.85)	(0.19)	0.25
Total from investment operations	0.11	0.07	1.23	(1.39)	0.15	0.49
Less Distributions:
From net investment income	(0.06)	(0.05)	(0.63)	(0.44)	(0.22)	(0.13)
From net realized gains	-	-	-	-	(0.15)	(0.09)
Total distributions	(0.06)	(0.05)	(0.63)	(0.44)	(0.37)	(0.22)

Net increase from payments by affiliates (Note 3)	-	-	-	- [2]	-	-

Net asset value, end of period	$8.75	$8.70	$8.68	$8.08	$9.91	$10.13

Total return[3]	1.22%[7]	0.76%	16.05%	(14.39)%[4]	1.55%	4.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,175	$15,893	$31,195	$41,827	$307,472	$256,993

Ratio of expenses to average net assets (including interest expense, commitment fees, and interest on securities sold short):
Before fees waived/recovered[5]	3.75%[8]	4.18%	4.62%	2.38%	2.19%	2.58%
After fees waived/recovered[5]	2.17%[8]	3.06%	4.04%	2.40%	2.31%	2.65%

Ratio of net investment income to average net assets (including interest expense, commitment fees, and interest on securities sold short):
Before fees waived/recovered	0.64%[8]	0.48%	1.34%	5.00%	3.52%	2.49%
After fees waived/recovered	2.22%[8]	1.61%	1.92%	4.98%	3.40%	2.42%

Portfolio turnover rate	96%[6,7]	204%[6]	255%[6]	213%[6]	206%[6]	230%[6]

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Payment from affiliates had no impact to the total return.
[5]	If interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.78% for the six month ending October 31, 2018, and 1.67%, 2.65%, 1.01%, 0.57%, and 0.61% for the years ended April 30, respectively.
[6]	Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

18

Palmer Square Strategic Credit Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,
	(Unaudited)	2018	2017	2016	2015	2014

Net asset value, beginning of period	$8.66	$8.64	$8.04	$9.88	$10.09	$9.83
Income from Investment Operations:
Net investment income[1]	0.09	0.12	0.14	0.43	0.31	0.22
Net realized and unrealized gain (loss)	-	(0.07)	1.06	(1.86)	(0.18)	0.24
Total from investment operations	0.09	0.05	1.20	(1.43)	0.13	0.46
Less Distributions:
From net investment income	(0.04)	(0.03)	(0.60)	(0.42)	(0.19)	(0.11)
From net realized gains	-	-	-	-	(0.15)	(0.09)
Total distributions	(0.04)	(0.03)	(0.60)	(0.42)	(0.34)	(0.20)

Net increase from payments by affiliates (Note 3)	-	-	-	0.01	-	-

Net asset value, end of period	$8.71	$8.66	$8.64	$8.04	$9.88	$10.09

Total return[2]	1.04%[6]	0.56%	15.71%	(14.70)%[3]	1.30%	4.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$738	$1,315	$2,790	$2,222	$5,467	$35,975

Ratio of expenses to average net assets (including interest expense, commitment fees, and interest on securities sold short):
Before fees waived/recovered[4]	4.00%[7]	4.43%	4.87%	2.63%	2.44%	2.83%
After fees waived/recovered[4]	2.42%[7]	3.31%	4.29%	2.65%	2.56%	2.90%

Ratio of net investment income to average net assets (including interest expense, commitment fees, and interest on securities sold short):
Before fees waived/recovered	0.39%[7]	0.23%	1.09%	4.75%	3.27%	2.24%
After fees waived/recovered	1.97%[7]	1.36%	1.67%	4.73%	3.15%	2.17%

Portfolio turnover rate	96%[5,6]	204%[5]	255%[5]	213%[5]	206%[5]	230%[5]

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Payment from affiliates had a positive 0.02% impact to the total return.
[4]	If interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.78% for the six month ending October 31, 2018, and 1.67%, 2.65%, 1.01%, 0.57%, and 0.61% for the years ended April 30, respectively.
[5]	Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

19

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Strategic Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets. The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

20

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

21

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also enter into the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with "caps," "floors" or "collars".  A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

(g) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

22

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

(h) Exchange-Traded Notes

Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(i) Total Return Swap Contracts

The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Credit Default Swap Contracts

The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

23

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

(k) Interest Rate Swap Contracts

The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(l) Currency Swap Contracts

The Fund may enter into currency swap agreements, which are similar to interest rate swaps except that they involve multiple currencies. The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

(m) Other

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

24

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

(n) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(o) Securities Lending

The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. The cash collateral is maintained on the Fund's behalf. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2018, the Fund had no securities on loan.

(p) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

25

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms. At October 31, 2018, such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, options contracts, futures contracts, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At October 31, 2018, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(q) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended October 31, 2018 and as us and during the open years ended April 30, 2015-2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(r) Distributions to Shareholders

The Fund will make distributions of net investment income semi-annually and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

26

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.99% of the Fund’s average daily net assets, effective February 1, 2015. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.39% and 1.64% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively. This agreement is effective until August 31, 2019, and may be terminated before that date only by the Trust’s Board of Trustees.

On or about December 30, 2018, Christopher D. Long, Founder, CEO and President of Palmer Square, and Angie K. Long, Chief Investment Officer of Palmer Square, will acquire through a wholly-owned entity the interest of Palmer Square currently held indirectly by the Bicknell Family Holding Company, LLC (the “Transaction”). After completion of the Transaction, Palmer Square will be entirely owned by Mr. and Mrs. Long (indirectly through the wholly-owned entity) and employees of Palmer Square.  Other than the change in ownership, the Transaction will not result in any material changes to Palmer Square’s operations. Under the Investment Company Act of 1940, as amended (the “1940 Act”) the Transaction will automatically terminate the Fund’s current investment advisory agreement with Palmer Square (the “Initial Agreement”).  In anticipation of the Transaction and these related events, the Board of Trustees of the Trust approved a new advisory agreement between the Trust, on behalf of the Fund, and Palmer Square on October 24, 2018 (the “New Agreement”) which allows Palmer Square to continue to serve as the investment advisor to the Fund under terms substantially similar to those of the Initial Agreement. Under the New Agreement, Palmer Square will provide investment advisory services to the Fund, subject to the oversight of the Board, on terms that are substantially similar in all material respects to those of the Initial Agreement and for the same fees that are currently in effect. The Fund’s investment objectives and strategies will not change as a result of the completion of the Transaction or the approval of the New Agreement, and shareholders will own the same shares in the Fund.

The Board of Trustees has called a shareholder meeting on December 17, 2018 to vote on the New Agreement. If the shareholders of the Fund approve the New Agreement, it will have an initial two-year term and will be subject to annual renewal thereafter. Further information regarding the Transaction will be provided in the proxy statement.

For the six months ended October 31, 2018, the Advisor waived all of its fees and absorbed other expenses totaling $123,530. The Advisor may recover from the Fund fees and expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which the expenses were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. At October 31, 2018, the amount of these potentially recoverable expenses was $588,376. The Advisor may recapture all or a portion of this amount no later than April 30, of the years stated below:

27

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

2020	$220,460
2021	244,386
2022	123,530
Total	$588,376

The “Net increase from payments by affiliates” reported on the Fund’s Financial Highlights, which occurred in the year ended April 30, 2016, is for losses from a security valuation and two trade errors. This reimbursement had no impact to Class I’s performance, and a positive 0.02% impact to the total return of Class A.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended October 31, 2018 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended October 31, 2018, the total fees reduced by earning credits were $3,492. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statement of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended October 31, 2018, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2018, are reported on the Statement of Operations.

28

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

Note 4 – Federal Income Taxes

At October 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$11,004,409

Gross unrealized appreciation	$102,179
Gross unrealized depreciation	(339,987)
Net unrealized depreciation on investments	$(237,808)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$44,760
Undistributed long-term capital gains	-
Accumulated earnings	44,760

Accumulated capital and other losses	(53,911,789)
Other accumulated losses	(2,092)
Unrealized depreciation on securities sold short, written options, and swaps	(240,779)
Unrealized depreciation on investments and purchased options	(138,348)
Total accumulated deficit	$(54,248,248)

At April 30, 2018, the Fund had $53,911,789 of accumulated capital loss carryforward which consisted of $17,653,916 short-term and $36,257,873 long-term. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended April 30, 2018 and April 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$141,982	$2,627,896
Long-term capital gains	-	-
Total distributions paid	$141,982	$2,627,896

Note 5 – Investment Transactions

For the six months ended October 31, 2018, purchases and sales of investments excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts, were $11,554,185 and $15,480,542, respectively. Proceeds from securities sold short and cover short securities were $3,856,214 and $2,005,482, respectively, for the same period.

29

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended October 31, 2018, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

30

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$2,375,103	$-	$2,375,103
Bonds
Asset-Backed Securities	-	3,753,083	-	3,753,083
Commercial Mortgage-Backed Securities	-	803,602	-	803,602
Corporate**	-	4,627,000	-	4,627,000
U.S. Government	-	344,459	-	344,459
Commercial Paper	-	1,745,994	-	1,745,994
Common Stock**	3,121	-	-	3,121
Purchased Options Contracts
Call Options	-	6,875	-	6,875
Put Options	19,684	6,212	-	25,896
Short-Term Investments	608,343	-	-	608,343
Total	$631,148	$13,662,328	$-	$14,293,476

Liabilities
Bonds
Corporate**	$-	$3,526,875	$-	$3,526,875
Total	$-	$3,526,875	$-	$3,526,875

Other Financial Instruments***
Credit Default Swap Contracts	$-	$3,795	$-	$3,795
Total	$-	$3,795	$-	$3,795

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

31

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2018 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets
Purchased option contracts, at fair value	$-	$32,771	$-	$32,771
Unrealized appreciation on open swap contracts	4,664	-	-	4,664
	$4,664	$32,771	$-	$37,435

Liabilities
Unrealized depreciation on open swap contracts	$869	$-	$-	$869
	$869	$-	$-	$869

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2018 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased option contracts	$-	$(16,940)	$-	$(16,940)
Swaptions contracts	(3,125)	-	-	(3,125)
Swap contracts	366	-	-	366
Written option contracts	-	1,523	-	1,523
	$(2,759)	$(15,417)	$-	$(18,176)

32

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$6,751	$-	$6,751
Swap contracts	5,382	-	-	5,382
Written option contracts	-	(557)	-	(557)
	$5,382	$6,194	$-	$11,576

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2018 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Swap contracts	Notional amount	$483,333
Equity contracts	Purchased option contracts	Notional amount	$491,950
	Written option contracts	Notional amount	$(20,000)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

33

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contacts – asset	J.P. Morgan	$4,664	$-	$(4,664)	$-
Unrealized depreciation on open swap contacts – liability payable	J.P. Morgan	869	-	(869)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of the Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. The Fund did not borrow under the line of credit agreement during the six months ended October 31, 2018.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

34

Palmer Square Strategic Credit Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2018 (Unaudited)

On December 17, 2018, shareholders of the Fund approved the reappointment of Palmer Square Capital Management LLC as investment advisor to the Fund. The percentage of share outstanding and entitled to vote that were present by proxy was 56.58%. The number of shares voted were as follows:

For	Against	Abstain	Total
966,748	-	14,014	980,762

The Fund declared the payment of a distribution to be paid, on December 19, 2018, to shareholders of record on December 18, 2018 as follows:

	Long Term Capital Gain	Short Term Capital Gain	Income
Class A Shares:	$-	$-	$0.0774
Class I Shares:	-	-	0.0893

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

35

Palmer Square Strategic Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on June 20-21, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) with respect to the Palmer Square Strategic Credit Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire.

In addition, at an in-person meeting held on October 24, 2018, the Board, including the Independent Trustees, unanimously approved a new advisory agreement (the “New Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC with respect to the Fund, in connection with a pending management buy-out of Montage Investments, LLC’s majority ownership interest in the Investment Advisor, which is held indirectly by the Bicknell Family Holding Company, LLC, the owner of Montage Investments (the “Transaction”). Under the 1940 Act, the closing of the Transaction would result in a change of control of the Investment Advisor and the automatic termination of the existing Advisory Agreement. The New Advisory Agreement is substantially the same as the Advisory Agreement, except that the New Advisory Agreement would be effective for 150 days from the date of the closing of the Transaction, unless approved by the shareholders of the Fund, in which case the New Advisory Agreement would remain in effect for a two-year period. The Board approved the New Advisory Agreement subject to the approval of the Fund’s shareholders. The Fund’s shareholders are being asked to approve the New Advisory Agreement at a meeting of shareholders to be held on December 17, 2018, and the Transaction is expected to close on or about December 30, 2018, at which point the Investment Advisor will begin providing services to the Fund under the New Advisory Agreement.

In approving renewal of the Advisory Agreement and approving the New Advisory Agreement, the Board, including the Independent Trustees, determined that each such approval was in the best interests of the Fund and its shareholders.

Advisory Agreement

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the HFRX Absolute Return Index, ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Long-Short Credit fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended March 31, 2018; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

36

Palmer Square Strategic Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index return, but below the Peer Group and Fund Universe median returns and the HFRX Absolute Return Index return by 0.68%, 0.72%, and 0.79%, respectively. The Fund’s total return for the one-year period was below the ICE Index return by 0.47%, the Fund Universe median return by 1.99%, the HFRX Index return by 2.39%, and the Peer Group median return by 2.52%. The Fund’s annualized total return for the three-year period was below the ICE Index return, the HFRX Index return, and the Fund Universe and Peer Group median returns by 0.23%, 1.41%, 1.76%, and 1.76%, respectively. The Trustees noted the Investment Advisor’s belief that the Fund’s underperformance over the three- and five-year periods was predominantly due to the time period from June 2015 through February 2016, when the broad credit markets were negatively affected by concerns about the energy sector, which caused an increased level of credit defaults. The Trustees also noted the Investment Advisor’s explanation that the Fund underperformed over the one-year period relative to the Peer Group due to credit spreads tightening and the Fund’s flat exposure to credit in the second and third quarters of 2017.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group and Fund Universe medians. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.06% and 0.14%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

37

Palmer Square Strategic Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2018, noting that the Investment Advisor had waived a significant portion of its advisory fee and did not realize a profit with respect to the Fund. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

New Advisory Agreement

In considering the New Advisory Agreement, the Trustees considered that Chris Long and Angie Long, the principals and senior management of the Investment Advisor, reached an agreement with Montage Investments to buy its majority ownership interest in the Investment Advisor; that the Transaction would result in a change of control of the Investment Advisor that would result in termination of the Advisory Agreement; that the Investment Advisor had represented that neither the investment objectives nor the investment strategies of the Fund would change as a result of the Transaction; and that the Investment Advisor was not anticipating any changes to the day-to-day operations of the Investment Advisor as a result of the Transaction. The Trustees also noted their considerations in the meeting in June regarding the annual renewal of the Advisory Agreement.

In considering the New Advisory Agreement, the Board reviewed information and a presentation by representatives of the Investment Advisor regarding the Transaction and the Investment Advisor’s financial condition. The Board noted that no changes to the Fund’s advisory fee or expense caps were being proposed in connection with the Transaction. In addition, the Board noted that the Investment Advisor did not expect the Transaction to result in any changes to the day-to-day management of the Investment Advisor or the Fund, the advisory personnel responsible for managing the Fund, the objectives or strategies of the Fund, or the profitability to the Investment Advisor of its relationship with the Fund. The Board considered the Investment Advisor’s belief that it had the necessary resources to operate autonomously from Montage Investments, LLC and Bicknell Family Holding Company, LLC. In particular, the Board noted that during the past year the Investment Advisor had internalized almost all of the services previously provided by Montage Investments, LLC and Bicknell Family Holding Company, LLC. In addition, the Board reviewed information regarding the Investment Advisor’s expected revenues and expenses for 2018, as well as the estimated principal and interest payments on loans related to the Transaction for the first 12 months following the Transaction. The Board also considered the Investment Advisor’s indication that it did not anticipate that the Transaction would result in any material changes to the information it previously presented to the Board in connection with the Board’s annual review of the Advisory Agreement in June 2018, which the Board also reviewed.

38

Palmer Square Strategic Credit Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Based on its review, including its consideration of the fact that the Investment Advisor’s compensation under the proposed New Advisory Agreement with respect to the Fund is the same as its compensation under the Advisory Agreement, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund, and that in light of the services to be provided by the Investment Advisor to the Fund, the compensation to be paid to it under the New Advisory Agreement with respect to the Fund is fair and reasonable, and that approval of the New Advisory Agreement is in the best interest of the Fund and its shareholders. Accordingly, the Board and the Independent Trustees approved the New Advisory Agreement.

39

Palmer Square Strategic Credit Fund
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid During Period* 5/1/18 – 10/31/18
Class I
Actual Performance	$ 1,000.00	$ 1,012.20	$ 11.02
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,014.25	$ 11.03

Class A
Actual Performance	$ 1,000.00	$ 1,010.40	$ 12.29
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,012.98	$ 12.30

*	Expenses are equal to the Fund’s annualized expense ratio of 2.17% and 2.42% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
40

Palmer Square Strategic Credit Fund

A series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Strategic Credit Fund - Class I Shares	PSQIX	461418 451
Palmer Square Strategic Credit Fund - Class A Shares	PSQAX	461418 469

Privacy Principles of the Palmer Square Strategic Credit Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Strategic Credit Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Strategic Credit Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	01/09/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	01/09/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	01/09/2019